Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ (126)	$ (255)	$ (259)
Deferred Tax Expense (Recovery)	(884)	203	(84)
Tax Expense (Recovery) From Continuing Operations	(1,010)	(52)	(343)
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	(128)	(217)	(260)
United States [member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 2	$ (38)	$ 1